WELLS S&P REIT INDEX FUND
135 Merchant Street, Suite 230
Cincinnati, Ohio 45246

BOARD OF TRUSTEES
Leo F. Wells III
John L. Bell
Richard W. Carpenter
Bud Carter
Donald S. Moss
Walter W. Sessoms

INVESTMENT ADVISER
Wells Asset Management, Inc.                              WELLS
6200 The Corners Parkway, Suite 250                        S&P
Atlanta, Georgia 30092                               REIT INDEX FUND

SUB-ADVISER                                           ANNUAL REPORT
Gateway Investment Advisers, L.P.                   DECEMBER 31, 2000
3805 Edwards Road, Suite 600
Cincinnati, Ohio 45209                                   [LOGO]
                                                          WELLS
UNDERWRITER                                         REAL ESTATE FUNDS
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT AUDITORS
Arthur Andersen LLP
720 East Pete Rose Way
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

LETTER TO SHAREHOLDERS                                          JANUARY 31, 2001
================================================================================

Dear Shareholder,

2000 was an exciting year for the Wells S&P REIT Index Fund. While the overall stock market faced many uncertainties, REITs provided investors with diversification and helped to stabilize investment portfolios. In fact, the Wells S&P REIT Index Fund finished the year with an impressive total return (excluding the impact of applicable sales loads) of 27.56% for Class A shares for the year ended December 31, 2000 versus 29.05% for the S&P REIT Composite Index during the same period.

As we come off the best year for REITs since 1997, there are many questions as to what the future holds for the REIT market. Can the REIT market sustain recent growth? Are there opportunities for continued growth? Are real estate fundamentals strong? How did REITs perform so solidly in 2000 while many of the major indices struggled in negative territory?

Happily, we expect that REIT investors should continue to prosper from one of the healthiest real estate markets in history according to the Fourth Quarter Korpacz Real Estate Survey by PricewaterhouseCoopers. In addition, a recent Equity City survey of more than 1,000 investors showed that over 80% of those surveyed were bullish about real estate investments for 2001. The survey further concluded that nearly 90% intended to allocate either more or the same amount of capital into the real estate sector in the next twelve months. Positive perceptions of REITs as such, as well as continued healthy real estate fundamentals (supply is balanced with demand), contribute to analysts' predictions that REITs will remain strong in 2001.

In addition, REITs are still trading, on average, at a 5% discount to net asset value (NAV), which means they are, in our opinion, still a bargain buy and should be able to provide investors with further growth and good cash flow. In fact, industry analysts are forecasting total returns of 10 to 15% this year, which is in line with historical performance. Of course, there is no guarantee that these expectations will be met, but low volatility, stable earnings, and high dividends, which characterize the current REIT market, contribute to these predictions.

Looking forward, the goal from an investor perspective should continue to be diversification, which helps to reduce risk in a volatile market and is also one of the many benefits of the Wells S&P REIT Index Fund. In fact, the Fund itself currently invests in REITs representing 90% of the total U.S. public REIT market capitalization as well as all REIT sectors and property types. These investments include 101 REITs, all of which are traded on the major stock exchanges. Standard & Poor's, which maintains the S&P REIT Composite Index, requires that each REIT included in the index demonstrate a strong level of earnings performance as well as a consistent record of paying dividends.

Wells is proud to be the only firm in America to offer a mutual fund that tracks Standard & Poor's REIT Composite Index, and it is our belief that REITs are right for any investor who aspires to have a healthy portfolio. As always, we thank you for your support and look forward to a rewarding future. Your questions and comments are always welcome. Contact us at 800-282-1581 or on the web at www.wellsref.com.

Sincerely,

/s/ Leo F. Wells, III

Leo F. Wells, III
President, Wells Real Estate Funds

PERFORMANCE INFORMATION
================================================================================
           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
            IN THE WELLS S&P REIT INDEX FUND* AND THE S&P REIT INDEX

                                [GRAPHIC OMITTED]

                                                             12/00
                                                             -----

              Wells S&P REIT Index Fund                     $ 9,229
              S&P REIT Index                                $10,004


                 ----------------------------------------------
                           Wells S&P REIT Index Fund
                          Average Annual Total Return
                           (as of December 31, 2000)

                                   1 Year     Since Inception**
                                   ------     -----------------

                 Class A           22.45%          (2.79%)
                 Class B           26.48%           6.14%
                 Class C           26.63%           6.69%
                 ----------------------------------------------

Past performance is not predictive of future performance.

*The line graph above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.

**The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999 and the initial public offering of Class C shares commenced on May 5, 1999.

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
================================================================================
ASSETS
Investment securities:
  At acquisition cost ........................................     $ 53,026,652
                                                                   ============
  At market value (Note 1) ...................................     $ 57,212,353
Dividends receivable .........................................          341,647
Receivable for capital shares sold ...........................          625,915
Receivable for securities sold ...............................           34,214
Organization expenses, net (Note 1) ..........................           16,410
Other assets .................................................           25,415
                                                                   ------------
  TOTAL ASSETS ...............................................       58,255,954
                                                                   ------------

LIABILITIES
Dividends payable ............................................          310,800
Payable for capital shares redeemed ..........................           43,127
Payable for securities purchased .............................          231,450
Payable to Advisor (Note 3) ..................................           14,651
Payable to administrator (Note 3) ............................           31,405
Other accrued expenses and liabilities .......................           26,817
                                                                   ------------
  TOTAL LIABILITIES ..........................................          658,250
                                                                   ------------

NET ASSETS ...................................................     $ 57,597,704
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................     $ 55,220,527
Accumulated net realized losses from security transactions ...       (1,808,524)
Net unrealized appreciation on investments ...................        4,185,701
                                                                   ------------
Net assets ...................................................     $ 57,597,704
                                                                   ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................     $ 46,758,642
                                                                   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......        5,747,564
                                                                   ============
Net asset value and redemption price per share (Note 1) ......     $       8.14
                                                                   ============
Maximum offering price per share (Note 1) ....................     $       8.48
                                                                   ============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................     $  6,718,151
                                                                   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......          815,175
                                                                   ============
Net asset value and  offering  price per share (A) (Note 1) ..     $       8.24
                                                                   ============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......................     $  4,120,911
                                                                   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......          501,463
                                                                   ============
Net asset value and offering price per share (A) (Note 1) ....     $       8.22
                                                                   ============

(A)  Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================
INVESTMENT INCOME
  Dividends ...................................................    $  2,158,985
                                                                   ------------
EXPENSES
  Investment advisory fees (Note 3) ...........................         167,932
  Custodian fees ..............................................          61,065
  Transfer agent fees, Class A (Note 3) .......................          31,574
  Transfer agent fees, Class B (Note 3) .......................          14,650
  Transfer agent fees, Class C (Note 3) .......................          14,650
  Registration fees, Common ...................................           8,746
  Registration fees, Class A ..................................          12,865
  Registration fees, Class B ..................................          15,269
  Registration fees, Class C ..................................          14,979
  Administrative services fees (Note 3) .......................          47,350
  Accounting services fees (Note 3) ...........................          45,151
  Postage and supplies ........................................          32,231
  Distribution expenses, Class A (Note 3) .....................          17,301
  Distribution expenses, Class B (Note 3) .....................           9,933
  Distribution expenses, Class C (Note 3) .....................           3,353
  Professional fees ...........................................          16,304
  Reports to shareholders .....................................           8,843
  Amortization of organization expenses (Note 1) ..............           7,574
  Insurance expense ...........................................           2,325
  Pricing expenses ............................................           2,252
  Other expenses ..............................................           1,233
                                                                   ------------
    TOTAL EXPENSES ............................................         535,580
  Fees waived by the Adviser (Note 3) .........................        (156,461)
  Class B expenses reimbursed by the Adviser (Note 3) .........          (3,616)
  Class C expenses reimbursed by the Adviser (Note 3) .........          (3,603)
                                                                   ------------
    NET EXPENSES ..............................................         371,900
                                                                   ------------

NET INVESTMENT INCOME .........................................       1,787,085
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions ..............        (612,591)
  Net change in unrealized appreciation/
    depreciation on investments ...............................       7,146,423
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..............       6,533,832
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................    $  8,320,917
                                                                   ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999
======================================================================================
                                                             YEAR            PERIOD
                                                            ENDED            ENDED
                                                         DECEMBER 31,     DECEMBER 31,
                                                             2000            1999(A)
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .............................    $  1,787,085     $    970,382
  Net realized losses from security transactions ....        (612,591)      (1,010,275)
  Net change in unrealized appreciation/depreciation
   on investments ...................................       7,146,423       (1,502,786)
                                                         ------------     ------------
Net increase (decrease) in net assets from operations       8,320,917       (1,542,679)
                                                         ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income, Class A .....      (1,501,115)        (914,054)
  Dividends from net investment income, Class B .....        (168,842)         (27,091)
  Dividends from net investment income, Class C .....        (117,128)         (29,237)
  Return of capital, Class A ........................        (441,706)        (232,688)
  Return of capital, Class B ........................         (54,037)         (11,705)
  Return of capital, Class C ........................         (37,486)          (8,711)
                                                         ------------     ------------
Decrease  in net assets  from  distributions  to
  shareholders ......................................      (2,320,314)      (1,223,486)
                                                         ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4)
CLASS A
  Proceeds from shares sold .........................      26,084,893       11,937,533
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ................       1,487,114        1,010,353
  Payments for shares redeemed ......................       (5,060,31)      (3,137,252)
                                                         ------------     ------------
Net increase in net assets from Class A
  share transactions ................................      22,511,691        9,810,634
                                                         ------------     ------------
CLASS B
  Proceeds from shares sold .........................       5,019,514        1,398,817
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ................         101,407           27,124
  Payments for shares redeemed ......................        (288,149)          (7,741)
                                                         ------------     ------------
Net increase in net assets from Class B
  share transactions ................................       4,832,772        1,418,200
                                                         ------------     ------------
CLASS C
  Proceeds from shares sold .........................       2,510,317        1,692,064
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ................         131,582           29,453
  Payments for shares redeemed ......................        (251,620)        (307,505)
                                                         ------------     ------------
Net increase in net assets from Class C
  share transactions ................................       2,390,279        1,414,012
                                                         ------------     ------------

TOTAL INCREASE IN NET ASSETS ........................      35,735,345        9,876,681

NET ASSETS
  Beginning of year .................................      21,862,359       11,985,678
                                                         ------------     ------------
  End of year .......................................    $ 57,597,704     $ 21,862,359
                                                         ============     ============

(A) For Class A, represents the year ended December 31, 1999; for Class B and Class C, represents the period from the initial public offering (May 7, 1999 and May 5, 1999, respectively) through December 31, 1999.

See accompanying notes to financial statements..

WELLS S&P REIT INDEX FUND - CLASS A
FINANCIAL HIGHLIGHTS
===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                        YEAR            YEAR          PERIOD
                                                       ENDED           ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        2000            1999          1998 (A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........    $     6.80      $     7.75      $    10.00
                                                     ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income .........................          0.37            0.38            0.26
  Net realized and unrealized gains (losses)
    on investments ..............................          1.45           (0.85)          (2.20)
                                                     ----------      ----------      ----------
Total from investment operations ................          1.82           (0.47)          (1.94)
                                                     ----------      ----------      ----------
Less distributions:
  Dividends from net investment income ..........         (0.37)          (0.38)          (0.26)
  Return of capital .............................         (0.11)          (0.10)          (0.05)
                                                     ----------      ----------      ----------
Total distributions .............................         (0.48)          (0.48)          (0.31)
                                                     ----------      ----------      ----------

Net asset value at end of period ................    $     8.14      $     6.80      $     7.75
                                                     ==========      ==========      ==========

Total return (B) ................................        27.56%          (6.24%)        (19.62%)(D)
                                                     ==========      ==========      ==========

Net assets at end of period (000's) .............    $   46,759      $   19,281      $   11,986
                                                     ==========      ==========      ==========

Ratio of net expenses to average net assets (C)           0.98%           0.99%           0.99%(E)

Ratio of net investment income to average net
  assets ........................................         5.43%           5.58%           5.33%(E)

Portfolio turnover rate .........................            9%             17%              9%(E)

(A) Represents the period from the initial public offering of Class A shares (March 2, 1998) through December 31, 1998.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.44%, 2.11% and 3.30% (E) for the periods ended December 31, 2000, 1999 and 1998, respectively (Note
     3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements

WELLS S&P REIT INDEX FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      Year          Period
                                                     Ended          Ended
                                                  December 31,   December 31,
                                                      2000          1999 (A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........    $     6.88     $     8.16
                                                   ----------     ----------
Income (loss) from investment operations:
   Net investment income ......................          0.32           0.17
   Net realized and unrealized gains (losses)
     on investments ...........................          1.46          (1.20)
                                                   ----------     ----------
Total from investment operations ..............          1.78          (1.03)
                                                   ----------     ----------
Less distributions:
   Dividends from net investment income .......         (0.32)         (0.17)
   Return of capital ..........................         (0.10)         (0.08)
                                                   ----------     ----------
Total distributions ...........................         (0.42)         (0.25)
                                                   ----------     ----------

Net asset value at end of period ..............    $     8.24     $     6.88
                                                   ==========     ==========

Total return (B) ..............................        26.48%        (12.73%)(D)
                                                   ==========     ==========

Net assets at end of period (000's) ...........    $    6,718     $    1,306
                                                   ==========     ==========

Ratio of net expenses to average net assets (C)         1.69%          1.72%(E)

Ratio of net investment income to average
  net assets ..................................         4.72%          5.77%(E)

Portfolio turnover rate .......................            9%            17%(E)

(A) Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.
(B)  Total return shown excludes the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.26% and 3.28% (E) for the periods ended December 31, 2000 and 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements

WELLS S&P REIT INDEX FUND - CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      YEAR          PERIOD
                                                     ENDED           ENDED
                                                  DECEMBER 31,   DECEMBER 31,
                                                      2000          1999(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........    $     6.86     $     8.09
                                                   ----------     ----------
Income (loss) from investment operations:
   Net investment income ......................          0.32           0.20
   Net realized and unrealized gains (losses)
     on investments ...........................          1.46          (1.17)
                                                   ----------     ----------
Total from investment operations ..............          1.78          (0.97)
                                                   ----------     ----------
Less distributions:
   Dividends from net investment income .......         (0.32)         (0.20)
   Return of capital ..........................         (0.10)         (0.06)
                                                   ----------     ----------
Total distributions ...........................         (0.42)         (0.26)
                                                   ----------     ----------

Net asset value at end of period ..............    $     8.22     $     6.86
                                                   ==========     ==========

Total return (B) ..............................        26.63%        (12.06%)(D)
                                                   ==========     ==========

Net assets at end of period (000's) ...........    $    4,121     $    1,275
                                                   ==========     ==========

Ratio of net expenses to average net assets (C)         1.68%          1.73%(E)

Ratio of net investment income to average net
  assets ......................................         4.73%          5.59%(E)

Portfolio turnover rate .......................            9%            17%(E)

(A) Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.
(B)  Total return shown excludes the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.29% and 2.49% (E) for the periods ended December 31, 2000 and 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2000
================================================================================
                                                                       MARKET
COMMON STOCKS - 97.8%                                    SHARES        VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL - 23.9%
AMLI Residential Properties Trust ..................        8,050   $    198,734
Apartment Investment & Management Company - Class A        32,290      1,612,482
Archstone Communities Trust ........................       55,350      1,425,263
Associated Estates Realty Corp. ....................        8,780         70,789
Avalon Bay Communities, Inc. .......................       30,374      1,522,497
BRE Properties, Inc. - Class A .....................       17,325        580,388
Chateau Communities, Inc. ..........................       12,910        392,948
Cornerstone Realty Income Trust, Inc. ..............       15,820        167,099
Equity Residential Properties Trust ................       59,525      3,292,476
Essex Property Trust, Inc. .........................        8,490        464,827
Gables Residential Trust ...........................       10,560        295,680
Home Properties of NY, Inc. ........................        9,680        270,435
Manufactured Home Communities, Inc. ................        9,470        274,630
Mid-America Apartment Communities, Inc. ............        7,950        179,372
Post Properties, Inc. ..............................       17,880        671,618
Smith (Charles E.) Residential Realty, Inc. ........        9,830        462,010
Summit Properties, Inc. ............................       11,990        311,740
Sun Communities, Inc. ..............................        7,900        264,650
Town & Country Trust ...............................        7,200        139,050
United Dominion Realty Trust, Inc. .................       46,610        503,970
                                                                    ------------
                                                                      13,757,540
                                                                    ------------
DIVERSIFIED - 7.5%
Capital Automotive Realty ..........................        9,430        130,252
Colonial Properties Trust ..........................        9,410        245,248
Cousins Properties, Inc. ...........................       22,200        620,212
Crescent Real Estate Equities Company ..............       48,790      1,085,578
Glenborough Realty Trust, Inc. .....................       13,090        227,439
Pennsylvania Real Estate Investment Trust ..........        6,070        116,089
Vornado Realty Trust ...............................       39,200      1,501,850
Washington Real Estate Investment Trust ............       16,140        381,307
                                                                    ------------
                                                                       4,307,975
                                                                    ------------
HEALTH CARE - 2.9%
Health Care Property Investors, Inc. ...............       23,058        688,858
Health Care REIT, Inc. .............................       18,243        387,664
Healthcare Realty Trust, Inc. ......................       12,950        210,437
National Health Investors, Inc. ....................       11,000         81,125
Nationwide Health Properties, Inc. .................       20,890        268,959
OMEGA Healthcare Investors, Inc. ...................        9,040         34,465
                                                                    ------------
                                                                       1,671,508
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 97.8% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
HOTEL - 5.7%
Equity Inns, Inc. ..................................       16,640   $    102,960
FelCor Lodging Trust, Inc. .........................       23,900        572,106
Hospitality Properties Trust .......................       25,470        576,259
Host Marriott Corp. ................................       99,930      1,292,844
LaSalle Hotel Properties ...........................        7,700        116,944
MeriStar Hospitality Corp. .........................       20,870        410,878
RFS Hotel Investors, Inc. ..........................       11,140        145,516
Winston Hotels, Inc. ...............................        7,610         54,221
                                                                    ------------
                                                                       3,271,728
                                                                    ------------
INDUSTRIAL/OFFICE - 36.4%
AMB Property Corp. .................................       38,130        984,231
Alexandria Real Estate Equities ....................        7,070        262,916
Arden Realty, Inc. .................................       28,760        722,595
Bedford Property Investors, Inc. ...................        8,460        171,315
Boston Properties, Inc. ............................       39,050      1,698,675
Brandywine Realty Trust ............................       16,270        336,586
Cabot Industrial Trust .............................       18,400        353,050
CarrAmerica Realty Corp. ...........................       30,150        944,072
CenterPoint Properties Corp. .......................        9,440        446,040
Dukes-Weeks Realty Corp. ...........................       57,580      1,417,908
EastGroup Properties, Inc. .........................        7,100        158,863
Equity Office Properties Trust .....................      138,118      4,506,100
First Industrial Realty Trust, Inc. ................       17,500        595,000
Great Lakes REIT, Inc. .............................        7,520        130,660
Highwoods Properties, Inc. .........................       26,460        658,192
HRPT Properties, Inc. ..............................       59,620        450,876
Kilroy Realty Corp. ................................       11,990        342,464
Koger Equity, Inc. .................................       12,100        188,306
Liberty Property Trust .............................       30,830        880,582
Mack-Cali Realty Corp. .............................       26,290        750,908
Parkway Properties, Inc. ...........................        4,460        132,406
Prentiss Properties Trust ..........................       16,550        445,816
ProLogis Trust .....................................       74,490      1,657,402
PS Business Parks, Inc. ............................       10,400        289,120
Reckson Associates Realty Corp. ....................       25,160        630,572
SL Green Realty Corp. ..............................       11,060        309,680
Spieker Properties, Inc. ...........................       29,670      1,487,209
                                                                    ------------
                                                                      20,951,544
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 97.8% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
MORTGAGE - 0.1%
Thornburg Mortgage, Inc. ...........................        9,780   $     88,631
                                                                    ------------
RETAIL CENTERS - 17.2%
Burnham Pacific Properties, Inc. ...................       14,640         67,710
CBL & Associates Properties, Inc. ..................       11,350        287,297
Chelsea GCA Realty, Inc. ...........................        7,200        265,500
Commercial Net Lease Realty ........................       13,800        140,587
Developers Diversified Realty Corp. ................       24,870        331,082
Federal Realty Investment Trust ....................       17,890        339,910
Franchise Finance Corp. ............................       25,630        597,499
General Growth Properties, Inc. ....................       23,630        855,111
Glimcher Realty Trust ..............................       10,810        135,125
IRT Property Co. ...................................       13,990        113,669
JDN Realty Corp. ...................................       14,830        156,642
JP Realty, Inc. ....................................        7,390        116,393
Kimco Realty Corp. .................................       28,580      1,262,879
Kramont Realty Trust ...............................        8,480         76,320
Macerich Co. (The) .................................       15,430        296,063
Mills Corp. ........................................       10,880        180,200
New Plan Excel Realty Trust ........................       39,620        520,012
Pan Pacific Retail PPTYS ...........................       14,500        323,531
Realty Income Corp. ................................       12,050        299,744
Rouse Co. Reits-Reg. Malls .........................       31,080        792,540
Simon Property Group, Inc. .........................       78,550      1,885,200
Taubman Centers, Inc. ..............................       23,240        254,187
U.S. Restaurant Properties, Inc. ...................        7,020         68,884
Weingarten Realty Investors ........................       12,160        532,000
                                                                    ------------
                                                                       9,898,085
                                                                    ------------
SELF STORAGE - 3.9%
Public Storage, Inc. ...............................       58,454      1,421,163
Public Storage - Class A ...........................          888         19,980
Shurgard Storage Centers, Inc. - Class A ...........       13,590        332,106
Sovran Self Storage, Inc. ..........................        5,380        106,927
Storage USA, Inc. ..................................       12,260        389,255
                                                                    ------------
                                                                       2,269,431
                                                                    ------------
SPECIALTY - 0.2%
National Gold Properties, Inc. .....................        5,910        121,524
                                                                    ------------

TOTAL COMMON STOCKS (Cost $52,152,265) .............                $ 56,337,966
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
CASH EQUIVALENTS - 1.5%                                  SHARES        VALUE
--------------------------------------------------------------------------------
Firstar Stellar Treasury Fund (Cost $874,387) ......      874,387   $    874,387
                                                                    ------------

TOTAL INVESTMENT SECURITIES - 99.3% (Cost $53,026,652)              $ 57,212,353

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% .......                     385,351
                                                                    ------------

NET ASSETS - 100.0% ................................                $ 57,597,704
                                                                    ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Leo F. Wells III, the President of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares and Class C shares commenced on May 7, 1999 and May 5, 1999, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load if redeemed within six years of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class B shares and Class C shares bear the expenses of higher distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sales price or, if not available, at their last quoted bid price.

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares and Class C shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ORGANIZATION EXPENSES - Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of December 31, 2000, the Fund had capital loss carryforwards for federal income tax purposes of $318,237, of which $22,271 expire on December 31, 2003 and $295,966 expire on December 31, 2004. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

As of December 31, 2000, net unrealized appreciation on investments was $3,369,035 for federal income tax purposes, of which $5,537,236 related to appreciated securities and $2,168,201 related to depreciated securities based on a federal income tax cost basis of $53,843,318. The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2.   INVESTMENT TRANSACTIONS

During the year ended December 31, 2000, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $32,204,981 and $3,126,579, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $156,461 of its investment advisory fees and reimbursed the Fund for $3,616 and $3,603 of Class B and Class C expenses, respectively, during the year ended December 31, 2000.

SUB-ADVISORY AGREEMENT
Gateway Investment Advisers, L.P. (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.15% of the Fund's average daily net assets up to $100 million; 0.10% of such net assets from $100 million to $200 million; and 0.07% of such net assets in excess of $200 million, subject to a $3,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement effective September 20, 2000, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee.

Prior to September 20, 2000, administrative services were provided to the Fund by Integrated Fund Services, Inc. (IFS). For the performance of these services, the Fund paid IFS a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement effective September 20, 2000, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. In addition, the Fund pays Ultimus out-of-pocket expenses including, but not limited to, postage and supplies.

Prior to September 20, 2000, transfer agent and shareholder services were provided by IFS. For the performance of these services, the Fund paid IFS a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,200 minimum monthly fee for each class of share.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement effective September 20, 2000, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

Prior to September 20, 2000, accounting services were provided to the Fund by IFS. For these services, IFS received a monthly fee from the Fund, based on current net assets and the number of classes of shares, of $4,000.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the year ended December 31, 2000, the Underwriter earned $28,012 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $2,621 and $493 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the year ended December 31, 2000, the Fund paid Class A, Class B and Class C distribution expenses of $17,301, $9,933 and $3,353, respectively.

4.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                        Year          Period
                                                       Ended           Ended
                                                      Dec. 31,        Dec. 31,
                                                        2000          1999 (A)
--------------------------------------------------------------------------------
CLASS A
Shares sold ....................................      3,408,832       1,582,826
Shares issued in reinvestment of
  distributions to shareholders ................        195,250         141,650
Shares redeemed ................................       (690,525)       (437,158)
                                                     ----------      ----------
Net increase in shares outstanding .............      2,913,557       1,287,318
Shares outstanding, beginning of period ........      2,834,007       1,546,689
                                                     ----------      ----------
Shares outstanding, end of period ..............      5,747,564       2,834,007
                                                     ==========      ==========

CLASS B
Shares sold ....................................        648,217         186,532
Shares issued in reinvestment of
  distributions to shareholders ................         13,108           3,888
Shares redeemed ................................        (35,913)           (657)
                                                     ----------      ----------
Net increase in shares outstanding .............        625,412         189,763
Shares outstanding, beginning of period ........        189,763              --
Shares outstanding, end of period ..............        815,175         189,763
                                                     ==========      ==========

CLASS C
Shares sold ....................................        333,548         225,698
Shares issued in reinvestment of
  distributions to shareholders ................         16,926           4,226
Shares redeemed ................................        (34,846)        (44,089)
                                                     ----------      ----------
Net increase in shares outstanding .............        315,628         185,835
Shares outstanding, beginning of period ........        185,835              --
                                                     ----------      ----------
Shares outstanding, end of period ..............        501,463         185,835
                                                     ==========      ==========

(A) For Class A, represents the year ended December 31, 1999; for Class B and Class C, represents the period from the initial public offering (May 7, 1999 and May 5, 1999, respectively) through December 31, 1999.

5.   ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED

On November 21, 2000, the American Institute of Certified Public Accountants (AICPA) issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the Guide), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================

                                                  [LOGO]
                                                  ARTHUR ANDERSEN



To the Shareholders and Board of Trustees of the Wells S&P REIT Index Fund:

We have audited the accompanying statement of assets and liabilities of the Wells S&P REIT Index Fund, including the portfolio of investments, as of December 31, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis of our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells S&P REIT Index Fund as of December 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

Cincinnati, Ohio
February 8, 2001

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